Direxion Monthly 7-10 Year Treasury Bull 1_75X Fund Investment Strategy - Direxion Monthly 7-10 Year Treasury Bull 1_75X Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The Index is reconstituted and rebalanced on the last business day of each month. The Index was comprised of 14 constituents as of October 31, 2025.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, such as swap agreements, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 1.75X monthly leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps on the Index or an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. On a day-to-day basis, the Fund is expected to hold ETFs, money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles (i.e., investment grade or higher), including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.